Offerings - Offering: 1	Aug. 10, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 528,655,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 73,007.26
Offering Note	(1) Estimated solely for the purposes of determining the filing fee pursuant to Rule 0-11 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"). The Transaction Value has been calculated assuming that the maximum $500,000,000 in aggregate Liquidation Preference of Depositary Shares accepted for purchase in the Offers will consist entirely of $500,000,000 in aggregate Liquidation Preference of the Series C Depositary Shares, which have acceptance priority level 1. In such case, 500,000 outstanding Series C Depositary Shares would be accepted for purchase at the hypothetical Total Consideration of $1,057.31 per Series C Depositary Share (consisting of the Series C Offer Price and hypothetical Accrued Dividends, assuming settlement on the scheduled Settlement Date), resulting in a Transaction Value of $528,655,000. Capitalized terms that are used but not defined in this Filing Fee Exhibit have the meanings ascribed to them in the Offer to Purchase attached as Exhibit (a)(1)(A) to the Schedule TO to which this exhibit relates or the Offer to Purchase filed as an Exhibit thereto. (2) The amount of the filing fee, calculated in accordance with Rule 0-11(b) of the Exchange Act, equals $138.10 per $1,000,000 of the aggregate amount of the Transaction Valuation (or 0.01381% of the aggregate Transaction Valuation).